Notes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable consisted of the following:

($ in thousands)	December 31, 2024	December 31, 2023
LMFA notes payable	$—	$296
LMFAO note payable	—	1,128
Maxim note payable	—	2,771
Insurance financing	574	565
Unamortized deferred financing costs	—	(52)
Total	574	4,708
Less current portion	(574)	(565)
	$—	$4,143